SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 8,315,844	$ 1,171,262	¥ 7,744,072	¥ 11,425,836
Balances of contract liabilities and contract assets
Contract liabilities	103,863		90,505		$ 14,629
Revenue recognized included in contract liability balance at the beginning of the period	70,082	9,871	80,003	81,951
SaaS software service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	58,823	8,285	41,286	34,639
Capital
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	8,609	$ 1,213	¥ 29,899	¥ 117,622
UCargo
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 2,809,081
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Customer credit terms	5 days	5 days
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Customer credit terms	240 days	240 days